UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                ------------------
   This Amendment (Check only one.):    [_]  is a restatement.
                                        [_]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      SC-BVI Partners
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Address:   747 Third Avenue
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           27th Floor
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           New York, NY  10017
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Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Neil H. Koffler
           ----------------------------------
Title:     Vice President of Managing Partner
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Phone:     (212)888-9100
           ----------------------------------


Signature, Place, and Date of Signing:

/s/ Neil H. Koffler             New York, NY              February 14, 2008
---------------------------    --------------------       -----------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:              41
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Form 13F Information Table Value Total:              $23,016
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                                                (thousands)


List of Other Included Managers:

                                            NONE



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                                 SC-BVI PARTNERS
                                    FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2007

[PART 1 OF 2]

                                                     ITEM 4:     ITEM 5:
                           ITEM 2:       ITEM 3:      Fair       Shares or
     ITEM 1:               Title of      Cusip        Market     Principal
 Name of Issuer             Class        Number       Value       Amount
-----------------------------------------------------------------------------------
Ambase Corp.                Common      023164106      105,377     263,442 SH
Berkeley Tech Inc.          Sponsored   08437M107      210,521     323,878 SH
                             ADR
Bimini Capital Mgt          Common      090319104       36,178     144,710 SH
Capital Southwest
 Corporation                Common      140501107    3,795,786      32,059 SH
Captial Gold Corp           Common      14018Y106    1,189,407   1,762,085 SH
Captial Gold Corp           Common      14018Y106       47,127     166,667 Warrant
CGX Energy Inc              Common      125405100      416,991     115,515 SH
Chaus Bernard               Common      162510200      141,453     239,751 SH
Chief Consolidated
 Mining Co.                 Common      168628105       70,554     235,180 SH
Coalcorp Mining Inc         Common      190135103      128,308      60,142 SH
Coalcorp Mining Inc         Common      190135103        1,045      30,000 Warrants
Colombia Goldfields         Common      195305107          597         580 SH
Defiant Resources Corp      Common      24477C107      562,184     406,728 SH
Dundee Precious
 Metals Inc                 Common      265269209      634,245      87,705 SH
Excapsa Software Inc        Common      30066E107      837,894   4,221,126 SH
Gold Hawk Res Inc           Common      38060Q109      119,193     290,250 SH
Handelman co.               Common      410252100      199,082     116,422 SH
Heico Corp.                 Common      422806208    3,545,896      83,237 SH
                             -Class A
Hollinger Inc               Common      43556C606       35,576     122,479 SH
Liberty Homes Inc.          Common      530582204       88,758      25,727 SH
                             -Class A
Liberty Homes Inc.          Common      530582303       57,651      11,694 SH
                             -Class B
Limoneira Co                Common      532746104      130,455         585 SH
Loon Energy Inc             Common      543921100      991,611   1,394,401 SH
Mcrae Industries            Common      582757209      197,778      11,634 SH
MDU Communication
 Int'l Inc                  Common      582828109      665,241   1,622,540 SH
Medoro Resources Ltd        Common      58503R209       76,224     190,255 SH
National Atlantic
 Holdings                   Common      63253Y107      743,872     167,917 SH
Nevsun Resources Ltd        Common      64156L101      669,539     290,638 SH
Next Inc.                   Common      65336T104       13,448     116,940 SH
Oakwood Homes               Common      674098207           45      29,937 SH
Petrofalcon Corp            Common      716474101    1,093,929   1,315,878 SH
Quanta Capital Holdings     Common      B0147K9 US   3,568,728   1,399,501 SH
Rusoro Mining               Common      782227102      238,189     148,630 SH
Shermen WSC Acquisition     Common      824197115       20,956      65,486 Warrants
Sielox                      Common      82620E107      239,961     799,870 SH
Silk Road Resources         Common      827101106       76,490      68,800 SH
Simon Worldwide Inc.        Common      828815100       60,412     151,030 SH
Sunridge Gold Corp          Common      86769Q102      652,013     399,368 SH
Transworld Corp             Common      89336R207    1,173,093     274,729 SH
Truestar Petroleum Corp     Common      897867107        3,698     123,069 SH
Westwood One Inc.           Common      961815107      176,091      88,488 SH


[PART 2 OF 2]
                                           ITEM 6:                                      ITEM 8:
                                    INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                          (b)Shares    (c)       ITEM 7:
     ITEM 1:                              as Defined   Shared   Managers
 Name of Issuer                (a)Sole    in Instr.V   Other    See Instr.V  (a)Sole  (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------
Ambase Corp.                     263,442       --       --       --         263,442     --         --
Berkeley Tech Inc.               323,878       --       --       --         323,878     --         --

Bimini Capital Mgt               144,710       --       --       --         144,710     --         --
Capital Southwest
 Corporation                      32,059       --       --       --          32,059     --         --
Captial Gold Corp              1,762,085       --       --       --       1,762,085     --         --
Captial Gold Corp                166,667       --       --       --         166,667     --         --
CGX Energy Inc                   115,515       --       --       --         115,515     --         --
Chaus Bernard                    239,751       --       --       --         239,751     --         --
Chief Consolidated
 Mining Co.                      235,180       --       --       --         235,180     --         --
Coalcorp Mining Inc               60,142       --       --       --          60,142     --         --
Coalcorp Mining Inc               30,000       --       --       --          30,000     --         --
Colombia Goldfields                  580       --       --       --             580     --         --
Defiant Resources Corp           406,728       --       --       --         406,728     --         --
Dundee Precious
 Metals Inc                       87,705       --       --       --          87,705     --         --
Excapsa Software Inc           4,221,126       --       --       --       4,221,126     --         --
Gold Hawk Res Inc                290,250       --       --       --         290,250     --         --
Handelman co.                    116,422       --       --       --         116,422     --         --
Heico Corp.                       83,237       --       --       --          83,237     --         --

Hollinger Inc                    122,479       --       --       --         122,479     --         --
Liberty Homes Inc.                25,727       --       --       --          25,727     --         --

Liberty Homes Inc.                11,694       --       --       --          11,694     --         --

Limoneira Co                         585       --       --       --             585     --         --
Loon Energy Inc                1,394,401       --       --       --       1,394,401     --         --
Mcrae Industries                  11,634       --       --       --          11,634     --         --
MDU Communication
 Int'l Inc                     1,622,540       --       --       --       1,622,540     --         --
Medoro Resources Ltd             190,255       --       --       --         190,255     --         --
National Atlantic
 Holdings                        167,917       --       --       --         167,917     --         --
Nevsun Resources Ltd             290,638       --       --       --         290,638     --         --
Next Inc.                        116,940       --       --       --         116,940     --         --
Oakwood Homes                     29,937       --       --       --          29,937     --         --
Petrofalcon Corp               1,315,878       --       --       --       1,315,878     --         --
Quanta Capital Holdings        1,399,501       --       --       --       1,399,501     --         --
Rusoro Mining                    148,630       --       --       --         148,630     --         --
Shermen WSC Acquisition           65,486       --       --       --          65,486     --         --
Sielox                           799,870       --       --       --         799,870     --         --
Silk Road Resources               68,800       --       --       --          68,800     --         --
Simon Worldwide Inc.             151,030       --       --       --         151,030     --         --
Sunridge Gold Corp               399,368       --       --       --         399,368     --         --
Transworld Corp                  274,729       --       --       --         274,729     --         --
Truestar Petroleum Corp          123,069       --       --       --         123,069     --         --
Westwood One Inc.                 88,488       --       --       --          88,488     --         --
